39111-P1 05/26

PUTNAM FUNDS TRUST

SUPPLEMENT DATED MAY 1, 2026

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED JANUARY 1, 2026

OF PUTNAM EMERGING MARKETS EQUITY FUND (THE “FUND”)

The following information supplements and supersedes the information contained in the section of the Fund’s Summary Prospectus and Prospectus titled “Performance”:

Effective May 1, 2026, the Fund will no longer compare its performance to the MSCI All Country World Ex-U.S. Index- NR. The Fund will continue to compare its performance to the MSCI Emerging Markets Index-NR, a broad-based securities market index.

Please retain this supplement for future reference.